Earnings / (Loss) per share	12 Months Ended
Dec. 31, 2016
Earnings / Loss per Share [Abstract]
Earnings / (Loss) per Share:
13.      Earnings / (Loss) per share:
All shares issued (including the restricted shares issued under the Company's equity incentive plan) are the Company's common stock and have equal rights to vote and participate in dividends.  The restricted shares issued under the Company's equity incentive plans are subject to forfeiture provisions set forth in the applicable award agreement.  The calculation of basic earnings per share does not consider the non-vested shares as outstanding until the time-based vesting restriction has lapsed.  For the years ended December 31, 2014, 2015 and 2016, during which the Company incurred losses, the effect of 78,833, 135,230 and 385,000 non-vested shares (adjusted for the June 2016 Reverse Split), respectively, as well as the effect of 104,250 non vested share options (adjusted for the June 2016 Reverse Split) as of December 31, 2015 and 2016, would be anti-dilutive, and “Basic loss per share” equals “Diluted loss per share.”
The Company calculates basic and diluted losses per share as follows:
	2014	2015	2016
Income / (Loss):
Net income / (loss)	$(11,723)	$(458,177)	$(154,228)

Basic earnings / (loss) per share:
Weighted average common shares outstanding, basic	11,688,239	39,124,673	47,574,454
Basic earnings / (loss) per share	$(1.00)	$(11.71)	$(3.24)

Effect of dilutive securities:
Dillutive effect of non vested shares	-	-	-
Weighted average common shares outstanding, diluted	11,688,239	39,124,673	47,574,454

Diluted earnings / (loss) per share	$(1.00)	$(11.71)	$(3.24)